Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 943,374	$ 773,048
Acquisitions and purchase accounting adjustments	476,040	192,554
Translation impact	(34,299)	(22,228)
Goodwill, Ending Balance	1,385,115	943,374
Broadcast Solutions [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	550,362	443,233
Acquisitions and purchase accounting adjustments	11,481	119,918
Translation impact	(25,455)	(12,789)
Goodwill, Ending Balance	536,388	550,362
Enterprise Connectivity Solutions [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	73,278	73,278
Goodwill, Ending Balance	73,278	73,278
Industrial Connectivity Solutions [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	200,053	187,975
Acquisitions and purchase accounting adjustments	1,614	16,442
Translation impact	(4,948)	(4,364)
Goodwill, Ending Balance	196,719	200,053
Industrial IT Solutions [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	119,681	68,562
Acquisitions and purchase accounting adjustments	730	56,194
Translation impact	(3,896)	(5,075)
Goodwill, Ending Balance	116,515	$ 119,681
Network Security Solutions [Member]
Goodwill [Line Items]
Acquisitions and purchase accounting adjustments	462,215
Goodwill, Ending Balance	$ 462,215